INCOME TAXES - Tax Expense Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAXES
Income before income tax	¥ 265,609	$ 40,707	¥ 652,370	¥ 386,613
Tax expense at PRC enterprise income tax rate of 25%	66,402		163,093	96,653
Income tax on tax holidays	(41,869)		(72,396)	(58,327)
Tax effect of permanence differences	(20,001)		(31,088)	(22,733)
Effect of income tax rate differences in jurisdictions other than the PRC	21,625		16,270	36,443
Change in tax rate	3,460
Change in valuation allowances	1,537		2,008
Income tax expense	¥ 31,154	$ 4,775	¥ 77,887	¥ 52,036